Summary of significant accounting policies (Policies) - MiX Telematics Limited [Member]	12 Months Ended
Mar. 31, 2024
Basis of preparation and consolidation

Basis of preparation and consolidation

The Company’s consolidated financial statements for the years ended March 31, 2023 and 2024 are prepared in accordance with generally accepted accounting principles in the United States (“GAAP”) and Regulation S-X Rule 3-05. They should be read in conjunction with the accompanying notes thereto. All subsidiaries have been consolidated, including variable interest entities (“VIEs”) of which the Company is deemed to be the primary beneficiary. Inter-company transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated except to the extent the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been adjusted to ensure consistency with the policies adopted by the Company. All subsidiaries have the same reporting dates as the Company.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported and disclosed. Significant estimates include, but are not limited to, allowances for doubtful accounts, the assessment of expected cash flows used in evaluating goodwill and long-lived assets for impairment, the amortization period for deferred commissions, the determination of useful lives of the Company’s customer relationships, contingencies, the classification of devices and other hardware as in-vehicle devices (equipment) versus inventory based on the future expectation of the different types of customer contracts, income and deferred taxes, unrecognized tax benefits and valuation allowances on deferred tax assets. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

We have considered the impact of rising inflation, fuel prices, global politics, sanctions and the impact thereof on global trade on the estimates and assumptions used. As of March 31, 2024, we have taken into account the impact of the above on goodwill sensitivities and impairment assessments. However, future changes in economic conditions could have an impact on future estimates and judgements used.

Revenue from contracts with customers

Revenue from contracts with customers

Significant judgments

Revenue is recognized upon transfer of control of distinct promised products and/or services to customers in an amount that reflects the consideration that the Company expects to receive in exchange for those products and/or services. The Company enters into contracts that include the supply of fleet and mobile asset management equipment. For such contracts, the Company utilizes significant judgment to determine whether control of the equipment has transferred to the customer, and in instances where it does, it recognizes revenue in accordance with Revenue from Contracts with Customers (“ASC 606”). When control of the equipment does not transfer to the customer, which is when legal title does not transfer to the customer, our judgement is that the customer does not have the right to direct the use of the equipment when the customer does not operate the equipment or make any significant decisions about its use. In these instances, the Company uses the equipment to provide fleet and mobile asset management services to the customer. Accordingly, these arrangements, which comprise virtually all of the transactions in which legal title does not pass to the customer, are not within the scope of ASC 842, Leases (“ASC 842”). Instead, for such contracts we have concluded that they are service contracts comprising a single performance obligation, and revenue is recognized over time pursuant to ASC 606.

Recognition and measurement

The Company provides fleet and mobile asset management solutions to its customers, and its principal revenue streams are (1) Subscription and (2) Hardware and other. Subscription revenue is recognized over time and hardware and other revenue is recognized at a point-in-time.

To provide services to customers, a device is required which collects and transmits information collected from the vehicle or other asset. Fleet customers may also obtain other items of hardware, virtually all of which are functionally dependent on the device. Some customers obtain control of the device and other hardware (where legal title transfers to the customer); while other customers do not (where legal title remains with the Company). A contract arises on the acceptance of a customer’s purchase order, which is typically executed in writing.

In instances where the customer obtains control of the device and other hardware, which is typically upon installation or delivery to the customer, the device, the other hardware, the installation thereof and the service are each accounted for as separate performance obligations. The total transaction price is allocated to each performance obligation using relative stand-alone selling prices. Revenue allocated to the device and other hardware is recognized upon delivery, and revenue allocated to installation is recognized once the installation is complete, since installation is completed within a day. Revenue related to the service performance obligation (subscription) is recognized on a straight-line basis over the expected contractual term, since we consistently deliver telematics services on a continuous basis over that period.

In instances where the customer does not obtain control of the device and other hardware, which is functionally dependent on the device, there is only a single performance obligation, namely the service. The customer is not able to direct the use of these items, and accordingly these contracts do not contain leases. In these instances, the devices and other hardware are used by the Company to provide the services. The total revenue from these contracts is recognized as subscription revenue on a straight-line basis over the expected contractual term, since we consistently deliver telematics services on a continuous basis over that period.

Revenue is presented net of discounts, value added tax, returns and after eliminating sales within the Company.

The Company distributes devices and other hardware to certain small fleet operators and consumers through distributors. Distributors act as agents and hardware revenue is only recognized when the distributor sells the hardware unit to the end customer. Once a unit is sold to a customer, the customer enters into a service agreement directly with the Company. The obligation to supply the service and the credit risk rests with the Company. The subscription revenue is recognized when the service is rendered.

The Company also sells hardware to motor vehicle dealerships for fitment into their vehicle trading stock. These dealerships purchase the hardware from the Company and are considered to act as a principal in the contract because they obtain title to the hardware, bear the risks and rewards of ownership and accordingly control the hardware purchased. The buyer of the vehicle then enters into a service-only contract with the Company. Revenue is recognized upon sale of the hardware to the dealership and subscription revenue is recognized as the services are provided to the customer.

The Company distributes devices and other hardware to enterprise fleet customers through value-added resellers. Value-added resellers are considered to act as a principal for the sale of hardware to the end customer, and revenue is recognized by the Company upon sale of the hardware unit to the resellers. Value-added resellers are also considered to act as a principal for the provision of the service to end customers because, even though the resellers do not provide the service themselves, the resellers control the right to receive the service before that right is transferred to the end customer, the resellers have the primary responsibility for fulfilling the promise to provide the service to the end customer, and the resellers have full discretion in establishing the prices charged to the end customer. Accordingly, subscription revenue is recognized as the service is provided to the resellers.

Contract liabilities (deferred revenue)

Timing of revenue recognition may differ from the timing of invoicing customers or collecting payments from customers. Typically, corporate customers pay in arrears, while consumer customers pay in advance.

When customers are invoiced in advance for subscription services that will be provided over periods of more than one month, or pay in advance of service periods of more than one month, deferred revenue liabilities, or contract liabilities, are recorded.

In all other instances, the Company has a right to consideration for subscription services from customers in an amount that corresponds directly with the value to customers of the Company’s performance completed to date. Therefore, revenue is recognized for the amount to which the Company has a right to invoice as a practical expedient. The transaction price estimated therefore does not include any estimated amounts of variable consideration that are constrained. Estimates of variable consideration constrained may include fixed or variable price escalations based on an index; amounts charged for de-and-re-installations, installation cancellations, wasted time and waiting time and amounts charged for actual data usage and/or actual satellite access, amongst others. These estimates will simply be recognized as revenue as and when they occur. The future subscription services will be provided over varying periods from 1 to 60 months.

Contracts for which the Company receives a payment for a time period which is more than 12 months in advance are considered to comprise a significant financing component. Interest expense is accrued on the deferred revenue liability. This results in the revenue being measured at the future value of the payments received.

Deferred commissions

Commissions incurred to acquire contracts are capitalized and amortized, unless the amortization period is 12 months or less. The commission capitalized is attributed to the specific performance obligations in the related contract. Commission is considered commensurate with respect to a particular contract when equivalent/comparable commission is payable upon the extension or renewal of such a contract or upon the customer entering into a new contract. To the extent commission capitalized is commensurate, the commission attributable to service will be amortized over the minimum contractual period or, if shorter, the expected life of the contract. To the extent it is not commensurate, the commission capitalized that is attributable to service is amortized over the expected life of the contract. Typically, with regard to month-to-month contracts, commission payable is not considered commensurate for such contracts because no commission is payable as and when the customer extends each month by not giving notice. Accordingly, commission incurred on such contracts that is attributable to service is amortized over the expected life of the contract taking account of expected extensions/renewals. Commission capitalized that is attributable to hardware or installation is amortized in full at the time the related hardware, or installation, revenue is recognized.

Recurring commission is commission which is payable for each month the customer remains with the Company. The amount capitalized reflects the total commission payable over the minimum contractual period or, if shorter, the expected life of the contract, together with the effect of the time value of money, where significant.

As of March 31, 2023 and 2024, deferred commissions amounted to $6.0 million and $9.1 million respectively, which are included within Other assets on the Balance Sheet.

Amortization expense of external commissions capitalized is recognized in cost of sales, while that of internal commissions earned by the Company’s sales personnel is recognized in sales and marketing costs. Commissions not capitalized under the 12-month practical expedient are also classified in the same manner.

Foreign currency

Foreign currency

Functional and reporting currency

Each subsidiary is consolidated by translating its assets, liabilities and results into the functional currency of its immediate parent company, and subsequently the consolidated position, determined in South African Rand, is translated into U.S. Dollars (reporting currency). Assets and liabilities are translated into U.S. Dollars using the exchange rates in effect at the balance sheet date. Equity items are translated at historical exchange rates, while income and expense items are translated using average exchange rates for the period. Foreign currency translation adjustments are reported in stockholders’ equity as a component of accumulated other comprehensive income/loss until disposal.

The movement in the foreign currency translation adjustments is as follows (in thousands):

	As of March 31,
	2023	2024
Cumulative foreign currency translation adjustments, beginning of year	$3,909	$(13,399)
Foreign currency translation losses for the year, net of tax	(17,308)	(2,749)
Cumulative foreign currency translation adjustments, end of year	$(13,399)	$(16,148)

Transactions and balances

Transactions in foreign currencies are initially recorded by the Company and its subsidiaries in their respective functional currencies using the exchange rates at the dates of the transactions. Foreign currency monetary assets and liabilities are translated at exchange rates in effect at the balance sheet date. All resulting foreign exchange gains and losses are recognized in Other income/expense in the Statement of Income. However, gains and losses arising on long-term monetary assets held by a group entity in a foreign subsidiary for which settlement is neither planned nor anticipated within the foreseeable future, form part of the net investment of the foreign operation. These foreign exchange gains and losses are recognized as part of the foreign currency translation adjustments in accumulated other comprehensive income/loss until disposal.

Financial Assets

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and deposits held on call with banks; all of which are available for use by the Company and have an original maturity of less than three months.

Restricted cash

Restricted cash

Restricted cash comprises deposits backing guarantees issued by financial institutions on behalf of the Company in respect of the Company’s obligations under certain lease, supply and other agreements, and cash held by MiX Telematics Enterprise BEE Trust (a VIE which is consolidated). Cash held by the Trust is to be used solely for the benefit of its beneficiaries. As at March 31, 2023 and 2024, the cash held by the Trust comprised $0.6 million and $0.7 million, respectively.

Accounts receivables

Accounts receivables

Accounts receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. Since the terms of payment are not more than 12 months, accounts receivables are recognized initially at their transaction price. Subsequent to initial recognition, accounts receivables are measured at amortized cost using the effective interest method, less an allowance for doubtful accounts, which reflects expected credit losses.

Allowance for doubtful accounts

The allowance for doubtful accounts on accounts receivables is calculated by considering all relevant information, internal and external about the collectability of cash flows, including information about past events, current conditions, and reasonable and supportable forecasts of future economic conditions to appropriately reflect the risk of losses over the remaining contractual lives of the assets. Historical loss rates, calculated as actual losses over a period as a percentage of revenue, are adjusted for current conditions and management’s expectations about future economic conditions.

The allowance is measured on a collective basis where management groups their customers appropriately based on their credit risk characteristics.

The allowance for doubtful accounts is a valuation account and the asset’s carrying amount is reduced and the amount of the loss is recognized in the Consolidated Statements of Income. Subsequent recoveries, if any, are credited to the allowance. Actual write-downs are recorded when the asset is deemed uncollectible after all efforts to recover have yielded no results.

Loans to external parties

Loans to external parties

Loans to external parties are recognized initially at fair value, and subsequently at amortized cost using the effective interest method, less expected credit losses over the lifetime of the loan.

Expected credit losses are determined using management’s estimate of the probability of default and the value of the underlying security. Loans to external parties are included within Other assets on the Consolidated Balance Sheet.

Concentration of Credit Risk

Concentration of Credit Risk

Credit risk arises from restricted cash, cash and cash equivalents as well as credit exposures to customers and loans to external parties. The Company analyses the credit risk for each of its new customers based on predefined requirements before standard payment and delivery terms and conditions are offered. An allowance for doubtful accounts is provided for individual accounts. Management regularly reviews receipts and the fair value of loans to external parties. Expected credit losses are provided for accordingly. Cash investments are only placed with reputable financial institutions. Management believes that financial institutions that hold the Company’s deposits are financially credit worthy and, accordingly, minimal credit risk exists with respect to those balances.

Fair value measurements

Fair value measurements

Other than the contingent consideration, the Company has no financial assets or liabilities that are measured at fair value on a recurring basis. The carrying amounts of the Company’s financial instruments, except for loans to external parties, approximate their fair values due to their short-term nature. The fair value of the loans to external parties is determined using unobservable market data (Level 3 inputs), that represent management’s estimate of current interest rates that a commercial lender would charge the borrowers. The fair value of the contingent consideration is categorized as a Level 3 fair value, based on the inputs in a discounted cash flow valuation.

When certain triggering events occur, the Company is required to assess non-financial assets for impairment. When impaired, non-financial assets are written down to fair value. The Company uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing the asset in the principal or most advantageous market.

Fair value is determined in accordance with ASC 820, Fair Value Measurement and is categorized as follows:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2: Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices); and

Level 3: Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

Inventories

Inventories

Inventories comprise of components and finished goods which are stated at the lower of cost and net realizable value. Cost is determined using a first-in, first-out, actual cost or weighted average cost basis. The cost of inventories includes the cost of manufacturing as charged by third parties and excludes borrowing costs. Net realizable value is the estimated selling price in the ordinary course of business less reasonably predictable costs of completion, disposal and transportation, and is based upon assumptions about future demand and market conditions. Impairments of inventory are not subsequently reversed. During the years ended March 31, 2023 and 2024, $0.8 million and $0.6 million was recognized, respectively, as a charge in cost of sales as a result of the write-down of inventory to net realizable value.

Inventories comprise of the following (in thousands):

	As of March 31,
	2023	2024
Components	$3,131	$875
Finished goods	3,146	4,316
Total inventories	6,277	5,191
Less: Accumulated write-down to net realizable value	(1,341)	(1,049)
Inventory, net	$4,936	$4,142

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at historical cost less accumulated depreciation and any accumulated impairment losses. Historical cost includes all expenditure directly attributable to the acquisition of the items of property, plant and equipment. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. Repairs and maintenance are charged to the Consolidated Statements of Income in the reporting period in which they are incurred.

The cost of in-vehicle devices installed in vehicles (including installation and shipping costs) as well as the cost of uninstalled in-vehicle devices, are capitalized as property, plant and equipment. The Company depreciates installed in-vehicle devices on a straight-line basis over their expected useful lives, commencing upon installation, whereas uninstalled in-vehicle devices are not depreciated until installed. The related depreciation expense is recorded as part of cost of sales in the Consolidated Statements of Income. Depreciation is calculated using the straight-line method to reduce the cost of the asset to its residual value over its estimated useful life, as follows:

Plant and equipment	1 - 8 years
Motor vehicles	3 - 7 years
Furniture, fixtures and equipment	1 - 10 years
Computer and radio equipment	1 - 7 years
In-vehicle devices installed	1 - 8 years

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

Gains or losses on disposal or retirement are recognized within Other income/expenses in the Consolidated Statements of Income.

Leases

Leases

The Company as a lessee

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date for all leases except for those that have a lease term of 12 months or less and do not contain a purchase option that is reasonably certain to be exercised. The lease payments associated with these leases are recognized as an expense on a straight-line basis over the lease term.

Right-of use assets are initially measured at cost, which comprises the initial amount of the related lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred, less any lease incentives received.

All of the Company’s leases which are capitalized are classified as operating leases. This means that the right-of-use asset is depreciated in such a manner, that together with the interest charge on the lease liability, the Company achieves a straight-line total lease expense over the lease period.

Lease payments included in the measurement of the lease liability comprise the following:

●	fixed payments; and
●	lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option.

The lease liability is measured at commencement based on the present value of lease payments over the lease term using the relevant group entity’s incremental borrowing rate at inception of the lease. The lease liability is remeasured when the Company changes its assessment of whether an extension option will be exercised, when a termination notice is served, or when there are other changes to the terms of the lease such as rent concessions or an extension to the lease term that was not initially catered for in the lease agreement.

When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the right-of-use asset. The adjustment is recorded in the Consolidated Statements of Income once the carrying amount of the right-of-use asset has been reduced to zero.

The Company presents right-of-use assets within Property, plant and equipment, and lease liabilities within Accrued expenses and other liabilities, on the Consolidated Balance Sheets.

Goodwill

Goodwill

Goodwill is tested for possible impairment at least annually, or when circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. Qualitative factors are first assessed to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. Goodwill is allocated to a reporting unit for the purpose of impairment testing. If it is determined that it is more likely than not that the fair value of a reporting unit is less than its carrying value, the carrying value of the reporting unit, to which goodwill has been allocated, is compared to its fair value, and a goodwill impairment charge is recognized for the amount (if any) by which the carrying value exceeds the fair value, limited to the amount of the goodwill. No impairments of goodwill existed as of the most recent testing date of March 31, 2024 or the previous testing date of March 31, 2023.

Reconciliation of Total Goodwill

The following table is a reconciliation of the carrying amount of goodwill at the beginning and end of the reporting period:

	As of March 31,
	2023	2024
Goodwill
Opening balance	$44,434	$39,258
Business acquired	1,441	—
Foreign currency translation difference	(6,617)	(1,032)
Balance as of March 31	$39,258	$38,226

The allocation of goodwill to reportable segments is as follows (in thousands):

	As of March 31,
	2023	2024
Central Services Organization	$5,736	$5,463
Europe	8,078	8,254
Middle East and Australasia	4,364	4,364
Africa	19,639	18,704
Americas	1,441	1,441
	$39,258	$38,226

Sensitivity of goodwill to impairment as of March 31, 2024 was as follows:

	Central Services Organization	Africa	Europe	Middle East and Australasia	Americas
Fair value of reporting unit exceeded its carrying amount by	457.3%	101.7%	16.9%	52.1%	21.7%
Post-tax discount rate used to determine fair value	16.3%	16.3%	11.4%	12.2%	11.7%
Growth rate used to extrapolate cash flow beyond the budget period	4.7%	4.7%	1.5%	2.3%	2.0%
The following mutually exclusive changes will result in nil headroom
Post-tax discount rate applied to the expected cash flow projections	37.1%	25.7%	13.0%	18.0%	14.3%
Decrease in the cash flow projections of	82.1%	50.4%	16.9%	52.1%	17.8%

If the growth rate in any reporting entity is changed to zero, this does not result in any impairment. Although there were no impairments of goodwill as of March 31, 2024, significant judgement was exercised in determining the fair value of each reporting unit. In particular, to the extent that anticipated new contracts do not materialize and the business strategy does not come to fruition, or key personnel are not retained, the forecasts on which the impairment tests were performed could be negatively impacted.

The Americas reporting unit has been assessed to be the most sensitive to changes in assumptions. A simultaneous increase of 1.7% in discount rate and a decrease of 1.7% in terminal growth rate results in an impairment for the Americas reporting unit. If the cash flows and revenue growth rate for the Americas segment do not meet management projections it could result in an impairment.

Intangible assets

Intangible assets

Patents and trademarks

Patents and trademarks acquired in a business combination are recognized at fair value at the acquisition date. Patents and trademarks have a finite useful life and are subsequently carried at cost less accumulated amortization and accumulated impairment losses. Amortization is calculated using the straight-line method to allocate the cost of patents and trademarks over their estimated useful lives which range from 3 to 10 years.

Customer relationships

Customer relationships acquired in a business combination are recognized at fair value at the acquisition date. Customer relationships have a finite useful life and are subsequently carried at cost less accumulated amortization and accumulated impairment losses. Amortization is calculated over the expected useful life of the customer relationship ranging from 1 to 10 years and reflects the pattern in which future economic benefits of the customer relationship are expected to be generated. The useful life principally reflects management’s view of the average economic life of the customer base and is assessed by reference to factors such as customer churn rates.

Internal-use software and technology

The Company capitalizes as intangible assets, internal-use software acquired or developed solely to meet the Company’s internal needs. Costs, excluding general and administrative costs such as general overheads, legal, research, business process engineering and data conversion costs, are capitalized from the date on which management implicitly or explicitly authorizes, or commits to fund, the project, and it is probable that the project will be completed and the software will perform the intended function (application development stage). All costs incurred during the preliminary development stage are expensed. Capitalization ceases when the project is substantially complete and the software is ready for its intended use.

Costs, including annual licenses, associated with maintaining computer software programs, and training costs are expensed as incurred. Costs incurred for upgrades and enhancements (modifications to existing internal-use software that provides additional functionality) are capitalized during the application development stage.

Software capitalized is amortized on a straight-line basis over its estimated useful life ranging from 1 to 20 years, commencing on the date when the software is ready for its intended use.

Computer software for external use

Computer software for external use refers to the firmware that is developed by the Company for the devices and other hardware provided to its customers. The costs of developing firmware are expensed as incurred prior to the establishment of its technological feasibility, from which point the development costs are capitalized and recognized as intangible assets. For the periods presented, technological feasibility could only be demonstrated shortly before the release of the firmware, and as a result, the development costs that meet the requirements for capitalization are not material.

Impairment of long-lived assets

Impairment of long-lived assets

Intangible assets that are not ready for use are not subject to amortization but are assessed annually for impairment or more frequently if events or changes in circumstances indicate that they might be impaired.

Long-lived assets that are subject to amortization or depreciation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

An asset is written down immediately to its fair value if its carrying amount is greater than its future undiscounted cash flows. Recognized impairment losses are not reversed.

For the purposes of assessing impairment, long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

Impairment losses recognized during the years ended March 31, 2023 and 2024 were $0.1 million or less for each year.

Contingent consideration

Contingent consideration

Contingent consideration is classified as a liability and is remeasured to fair value at each reporting date until the contingency is resolved. Changes in fair value that are not measurement period adjustments are recognized in the Consolidated Statements of Income.

Common stock

Common stock

Incremental external costs directly attributable to the issuance of new shares or the exercise of stock options are shown in equity as a deduction, net of tax, from the proceeds.

If a Group company purchases the Company’s equity instruments (treasury stock), then the consideration paid, including any directly attributable incremental costs (net of income taxes) is deducted from equity attributable to ordinary shareholders of the Company as treasury stock until the shares are canceled or reissued. If such ordinary shares are subsequently reissued, then any consideration received, net of any directly attributable incremental transaction costs and the related income tax effects, is included in equity attributable to ordinary shareholders of the Company. MiX Telematics Investments Proprietary Ltd (“MiX Investments”), a wholly owned subsidiary of the Company, holds 53,816,750 of the Company’s ordinary shares of no par value. These shares are held as treasury stock.

Share repurchases

On May 23, 2017, the Board approved a share repurchase program of up to R270 million (equivalent of $14.3 million as of March 31, 2024) under which the Company could repurchase its ordinary shares, including ADSs. On December 3, 2021, the Board approved an increase to the share repurchase program under which the Company may repurchase ordinary shares, including ADSs. Post this increase, and after giving effect to shares already purchased under the program as at December 2, 2021, the Company could repurchase additional shares with a cumulative value of R160 million ($10.0 million). The total value of the whole share repurchase program post the December 3, 2021 increase is R396.5 million ($24.9 million). Subsequent to the approved increase in the share repurchase program shares with a value of R6.6 million (the equivalent of $0.3 million as of March 31, 2024) were repurchased during fiscal year 2023. During fiscal year 2024 shares with a value of R10.2 million (the equivalent of $0.5 million as of March 31, 2024) were repurchased under the share repurchase program.

During the years ended March 31, 2023 and 2024, the Company repurchased 1,166,659 and 1,716,207 shares, respectively, for an aggregate repurchase consideration of $0.4 million and $0.5 million respectively. Subsequent to the repurchases during fiscal year 2023 and 2024, the shares were de-listed and now form part of the authorized unissued share capital of the Company. As detailed in note 21, Subsequent events, the Company shares have been delisted and therefore, no further repurchases are expected under the program.

Taxation

Taxation

Income taxes are accounted for under the asset and liability method. Income tax expense is recognized in the Consolidated Statements of Income, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. The Company uses the portfolio approach for releasing income tax effects from accumulated other comprehensive income.

The current income tax charge is calculated on the basis of the tax laws and tax rates enacted by the reporting date in the countries where the Company and its subsidiaries operate and generate taxable income. Interest, and penalties, incurred on the underpayment of income taxes is classified as interest expense, and administration expenses, respectively.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities arising from the assets and liabilities assumed in a business combination are recognized for the potential tax effects of temporary differences, carryforwards, and any income tax uncertainties of an acquiree that exist at the acquisition date, or that arise as a result of the acquisition. Deferred tax is measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Valuation allowances are provided when necessary to reduce deferred tax assets to the extent it is more likely than not that some portion of the deferred tax asset will not be realized.

Management periodically evaluates its tax positions with respect to situations in which applicable tax regulation is subject to interpretation. For uncertainties in income tax positions if it is more likely than not that some tax benefit will be sustained based on the technical merits of the position, then the tax benefit recognized is the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. If it is not more likely than not that some tax benefit will be sustained, then zero tax benefit is recognized. There were no material uncertain tax positions as of March 31, 2023 and 2024.

Deferred tax liabilities arising on investments in domestic subsidiaries are not recognized to the extent that the investment can be recovered on a tax-free basis; and on investments in foreign subsidiaries to the extent that the undistributed earnings will be invested indefinitely or will be remitted in a tax-free liquidation.

Stock-based compensation

Stock-based compensation

The Company operates various stock-based compensation plans, under which the entity receives services from employees as consideration for equity instruments of the Company. Settlement has taken place out of a fresh issue of shares. The equity instruments that may be granted in terms of the plans include stock options, retention shares, performance shares and stock appreciation rights, all of which entitle the holder to obtain shares in the Company. The fair value, determined at grant date, of the equity instruments granted is recognized as an expense over the vesting period, taking expected forfeiture into account, with a corresponding credit to additional paid-in capital. At the end of each reporting period, the Company revises its estimate of the number of equity instruments that are expected to vest, using historical and current information, and recognizes the impact of any revisions in the Consolidated Statements of Income, with a corresponding adjustment to additional paid-in capital. Expected forfeitures relating to service conditions are estimated to be 5%.

Advertising

Advertising

Advertising costs are expensed as incurred and are classified as sales and marketing expense on the Consolidated Statements of Income. For the years ended March 31, 2023 and 2024, $4.2 million and $2.8 million respectively, were expensed.

Recent accounting pronouncements not yet adopted

Recent accounting pronouncements not yet adopted

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”, requiring public entities to provide disclosures of significant segment expenses and other segment items in annual and interim consolidated financial statements. The amendments apply to all public entities that are required to report segment information in accordance with Accounting Standards Codification (ASC) 280. All public entities will be required to report segment information in accordance with the new guidance starting in annual periods beginning after December 15, 2023. Management is yet to assess the impact of adoption of this ASU.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”, requiring entities to provide additional information in the rate reconciliation and additional disclosures about income taxes paid. Public business entities are required to disclose in their rate reconciliation table additional categories of information about federal, state and foreign income taxes and to provide more details about the reconciling items in some categories if the items meet a quantitative threshold. All entities are required to disclose annually income taxes paid (net of refunds received) disaggregated by federal (national), state and foreign taxes and to disaggregate the information by jurisdiction based on a quantitative threshold. For public business entities, the guidance is effective for annual periods beginning after December 15, 2024. For other entities, it is effective for annual periods beginning a year later. All entities should apply the guidance prospectively but have the option to apply it retrospectively. Early adoption is permitted. Management is yet to assess the impact of adoption of this ASU.